Document and Entity Information Document	Dec. 07, 2022
Document Information [Line Items]
Entity Central Index Key	0001326380
Amendment Flag	false
Title of 12(b) Security	Class A Common Stock
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	GameStop Corp.
Entity File Number	1-32637
Entity Tax Identification Number	20-2733559
Entity Address, Address Line One	625 Westport Parkway
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	817
Local Phone Number	424-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false